Segment and geographic information (Schedule of Disaggregated Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenues	$ 391,481	$ 361,375	$ 337,366
Marketplace Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	303,069	306,981	296,263
Services Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 88,412	$ 54,394	$ 41,103